Note 8: Borrowings and Lines of Credit (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Commercial Paper	$ 455,000,000	$ 0
Date of Change in Commercial Paper Borrowing Authority	November 2011
Maximum Commercial Paper Borrowing Authority	4,000,000,000	3,000,000,000
Other Short-term Borrowings	175,000,000	116,000,000
Short-term borrowings	630,000,000	116,000,000
Short Term Debt Weighted Average Interest Rate	1.50%	6.30%
Short Term Line of Credit Facilities Remaining Borrowing Capacities	1,300,000,000
Aggregate Line of Credit Facility Maximum Borrowing Capacity	4,000,000,000	3,000,000
Debt Instrument [Line Items]
Other Loans Payable	127,000,000	141,000,000
Other Long-term Debt	131,000,000	160,000,000
Total long-term debt	9,630,000,000	10,173,000,000
Long-term debt currently due	(129,000,000)	(163,000,000)
Long-term debt	9,501,000,000	10,010,000,000
Debt Percentage Bearing Variable Interest Rate	7.00%	2.00%
Long Term Debt Maturities Repayments Of Principal In Next Twelve Months	129,000,000
Long Term Debt Maturities Repayments Of Principal In Year Two	20,000,000
Long Term Debt Maturities Repayments Of Principal In Year Three	26,000,000
Long Term Debt Maturities Repayments Of Principal In Year Four	1,221,000,000
Long Term Debt Maturities Repayments Of Principal In Year Five	10,000,000
Long Term Debt Maturities Repayments Of Principal After Year Five	8,224,000,000
Bridge Loan [Member] | Goodrich Corporation [Member]
Short-term Debt [Line Items]
Agreement Date	November 8, 2011
Bridge Loan Maximum Borrowing Capacity	15,000,000,000
Length of Time To Repay Bridge Loan Facility	364 days
Notes 6.100% Due 2012 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.10%
Debt Instrument, Maturity Year Date	2012-05-15
Debt Instrument Carrying Amount	0	500,000,000
Debt Instrument, Call Feature	* We may redeem some or all of these series of notes at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount outstanding of the applicable series of notes to be redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the applicable series of notes to be redeemed. The discounts applied on such redemptions are based on a semiannual calculation at an adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Extinguishment Of Debt, Amount	500,000,000
Extinguishment of Debt, Date		December 2011
Notes 4.875% Due 2015 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.875%
Debt Instrument, Maturity Year Date	2015
Debt Instrument Carrying Amount	1,200,000,000	1,200,000,000
Debt Instrument, Call Feature	* We may redeem some or all of these series of notes at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount outstanding of the applicable series of notes to be redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the applicable series of notes to be redeemed. The discounts applied on such redemptions are based on a semiannual calculation at an adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 5.375% Due 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.375%
Debt Instrument, Maturity Year Date	2017
Debt Instrument Carrying Amount	1,000,000,000	1,000,000,000
Debt Instrument, Call Feature	* We may redeem some or all of these series of notes at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount outstanding of the applicable series of notes to be redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the applicable series of notes to be redeemed. The discounts applied on such redemptions are based on a semiannual calculation at an adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 6.125% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.125%
Debt Instrument, Maturity Year Date	2019
Debt Instrument Carrying Amount	1,250,000,000	1,250,000,000
Debt Instrument, Call Feature	* We may redeem some or all of these series of notes at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount outstanding of the applicable series of notes to be redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the applicable series of notes to be redeemed. The discounts applied on such redemptions are based on a semiannual calculation at an adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 8.875% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.875%
Debt Instrument, Maturity Year Date	2019
Debt Instrument Carrying Amount	272,000,000	272,000,000
Notes 4.500% Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.50%
Debt Instrument, Maturity Date	Apr. 15, 2020
Debt Instrument Carrying Amount	1,250,000,000	1,250,000,000
Debt Instrument, Call Feature	* We may redeem some or all of these series of notes at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount outstanding of the applicable series of notes to be redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the applicable series of notes to be redeemed. The discounts applied on such redemptions are based on a semiannual calculation at an adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Debt Instrument, Issuance Date	February 2010
Debt Instrument, Frequency of Periodic Payment	semiannually
Debt Instrument, Date of First Required Payment	October 15, 2010
Notes 8.750% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.75%
Debt Instrument, Maturity Year Date	2021
Debt Instrument Carrying Amount	250,000,000	250,000,000
Notes 6.700% Due 2028 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.70%
Debt Instrument, Maturity Year Date	2028
Debt Instrument Carrying Amount	400,000,000	400,000,000
Notes 7.500% Due 2029 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	7.50%
Debt Instrument, Maturity Year Date	2029
Debt Instrument Carrying Amount	550,000,000	550,000,000
Debt Instrument, Call Feature	* We may redeem some or all of these series of notes at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount outstanding of the applicable series of notes to be redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the applicable series of notes to be redeemed. The discounts applied on such redemptions are based on a semiannual calculation at an adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 5.400% Due 2035 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.40%
Debt Instrument, Maturity Year Date	2035
Debt Instrument Carrying Amount	600,000,000	600,000,000
Debt Instrument, Call Feature	* We may redeem some or all of these series of notes at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount outstanding of the applicable series of notes to be redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the applicable series of notes to be redeemed. The discounts applied on such redemptions are based on a semiannual calculation at an adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 6.050% Due 2036 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.05%
Debt Instrument, Maturity Year Date	2036
Debt Instrument Carrying Amount	600,000,000	600,000,000
Debt Instrument, Call Feature	* We may redeem some or all of these series of notes at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount outstanding of the applicable series of notes to be redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the applicable series of notes to be redeemed. The discounts applied on such redemptions are based on a semiannual calculation at an adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 6.125% Due 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.125%
Debt Instrument, Maturity Year Date	2038
Debt Instrument Carrying Amount	1,000,000,000	1,000,000,000
Debt Instrument, Call Feature	* We may redeem some or all of these series of notes at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount outstanding of the applicable series of notes to be redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the applicable series of notes to be redeemed. The discounts applied on such redemptions are based on a semiannual calculation at an adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 5.700% Due 2040 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.70%
Debt Instrument, Maturity Date	Apr. 15, 2040
Debt Instrument Carrying Amount	1,000,000,000	1,000,000,000
Debt Instrument, Call Feature	* We may redeem some or all of these series of notes at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount outstanding of the applicable series of notes to be redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the applicable series of notes to be redeemed. The discounts applied on such redemptions are based on a semiannual calculation at an adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Debt Instrument, Issuance Date	February 2010
Debt Instrument, Frequency of Periodic Payment	semiannually
Debt Instrument, Date of First Required Payment	October 15, 2010
Revolving Credit Agreement [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	2,000,000,000
Line of Credit Facility, Amount Outstanding	0
Line of Credit Facility, Expiration Date	November 2016
Line Of Credit Facility, Initiation Date	November 4, 2011
MultiCurrency Revolving Credit Agreement [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	2,000,000,000
Line of Credit Facility, Amount Outstanding	$ 0
Line of Credit Facility, Expiration Date	November 2016
Line Of Credit Facility, Initiation Date	November 4, 2011